Offerings - Offering: 1	May 06, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 15,333,300.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,117.53
Offering Note	(1) Represents only the additional number of securities being registered by Rare Earths Americas, Inc. (the "Company" or "Registrant"). Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333-295032), as amended (the "Prior Registration Statement"). The proposed maximum aggregate offering price set forth in the Calculation of Registration Fee in Exhibit 107 of the Prior Registration Statement was $75,000,000, which was solely an estimate for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). The actual total offering amount and price range were set forth on the prospectus cover page in Amendment No.1 to the Prior Registration Statement filed with the Securities and Exchange Commission ("SEC") on April 28, 2026. (2) In the fee table to the Prior Registration Statement, the Registrant included a maximum aggregate offering price of $75,000,000 for a registration fee of $10,357.50 which was solely an estimate for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. The actual maximum aggregate offering amount of securities set forth in the Prospectus of the Prior Registration Statement at time of effectiveness was $57,500,000 (which includes $7,500,000 of shares of common stock covering the underwriters' exercise of over-allotment option). The registration fee for an offering amount of $57,500,000 is $7,940.75. The Registrant is now registering an additional $15,333,300.40 in shares of Common Stock pursuant to this Registration Statement which represents an amount calculated in accordance with SEC guidance set forth in the Corporation Finance Interpretation 627.01 of the Securities Act Rules, at 20% from the high end of the price range set forth in the Prior Registration Statement at the time of effectiveness. As such, the additional fee to be paid for the $15,333,300.40 in shares of Common Stock registered pursuant to this Registration Statement is $2,117.53. This amount is covered by the additional $2,416.75 previously paid by the Registrant, of which $2,117.53 is being applied here.